Contingencies and commitments - Summary of aggregate amount of future payment commitments under purchase obligations outstanding (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of future payment commitments under purchase obligations [Line Items]
Minimum lease payments payable under non-cancellable operating lease		$ 1,717
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 16,919	17,050
Within 1 year [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Minimum lease payments payable under non-cancellable operating lease		475
Aggregate amount of future payment commitments under purchase obligations outstanding	2,920	2,804
Between 1 and 3 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Minimum lease payments payable under non-cancellable operating lease		587
Between 3 and 5 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Minimum lease payments payable under non-cancellable operating lease		270
More than 5 years [member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Minimum lease payments payable under non-cancellable operating lease		385
Aggregate amount of future payment commitments under purchase obligations outstanding	8,697	9,358
Between 1 and 2 years [Member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,705	1,565
Between 2 and 3 years [Member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,431	1,344
Between 3 and 4 years [Member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	1,084	1,097
Between 4 and 5 years [Member]
Disclosure of future payment commitments under purchase obligations [Line Items]
Aggregate amount of future payment commitments under purchase obligations outstanding	$ 1,082	$ 882